Summary of Lease Liabilities (Detail) $ in Thousands	Dec. 31, 2019 USD ($)
Leases [Abstract]
Current portion of lease liabilities	$ 529
Noncurrent portion of lease liabilities	3,642
Total lease liabilities	$ 4,171